LVIP Mondrian International Value Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.88%
Australia–1.53%
QBE Insurance Group	1,811,802	$ 15,851,311
		15,851,311
Denmark–1.76%
ISS	596,132	18,156,210
		18,156,210
France–6.51%
Cie de Saint-Gobain	754,124	27,343,762
Sanofi	306,849	27,132,856
Societe Generale	444,879	12,854,103
		67,330,721
Germany–8.65%
Allianz	113,845	25,370,070
Bayerische Motoren Werke	18,311	1,413,866
Continental	42,451	6,404,113
Daimler	371,721	21,813,797
Deutsche Telekom	1,164,283	19,342,455
Evonik Industries	552,158	15,067,924
		89,412,225
Hong Kong–7.58%
China Mobile	1,924,000	19,633,121
CK Hutchison Holdings	2,717,000	28,570,210
Jardine Matheson Holdings	147,800	9,227,094
WH Group	19,588,500	20,952,377
		78,382,802
Italy–6.30%
Enel	5,361,523	34,355,591
Eni	1,742,298	30,783,826
		65,139,417
Japan–20.59%
Coca-Cola Bottlers Japan Holdings Class C	383,200	9,747,284
FUJIFILM Holdings	550,400	25,069,646
Fujitsu	206,000	14,897,837
Honda Motor	970,900	26,370,378
Isuzu Motors	609,300	8,027,448
Kyocera	46,000	2,708,611
Kyushu Railway	187,100	6,154,639
Mitsubishi Electric	1,338,400	17,268,548
Nippon Telegraph & Telephone	158,400	6,752,764
Otsuka Holdings	122,900	4,838,931
Secom	145,600	12,486,500
Sekisui Chemical	845,900	13,630,604
Sumitomo Electric Industries	1,043,200	13,877,768
Takeda Pharmaceutical	729,300	29,866,463
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
Tokio Marine Holdings	437,600	$ 21,200,269
		212,897,690
Netherlands–3.96%
Koninklijke Ahold Delhaize	406,833	10,831,429
Royal Dutch Shell Class B	953,778	30,144,705
		40,976,134
Singapore–5.20%
Ascendas Real Estate Investment Trust	5,216,100	11,211,403
Singapore Telecommunications	5,799,300	12,948,175
United Overseas Bank	1,589,181	29,649,989
		53,809,567
Spain–5.32%
Banco Santander	5,278,102	24,509,020
Iberdrola	2,837,119	24,909,240
Telefonica	665,593	5,575,591
		54,993,851
Sweden–2.82%
Telia	6,462,362	29,130,007
		29,130,007
Switzerland–6.37%
ABB	1,175,027	22,083,931
Novartis	236,367	22,719,466
Zurich Insurance Group	63,587	21,049,622
		65,853,019
Taiwan–1.42%
Taiwan Semiconductor Manufacturing	786,000	6,295,119
Taiwan Semiconductor Manufacturing ADR	205,944	8,435,466
		14,730,585
United Kingdom–20.87%
BP	3,485,509	25,309,930
G4S	6,016,802	14,397,940
GlaxoSmithKline	1,297,337	26,953,191
John Wood Group	2,275,767	15,042,887
Kingfisher	5,779,709	17,724,715
Lloyds Banking Group	40,564,848	32,864,710
National Grid	890,885	9,889,111
SSE	1,529,080	23,657,637
Tesco	8,605,717	26,045,155
Travis Perkins	442,489	7,901,342
LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom (continued)
WPP	1,515,281	$ 16,007,507
		215,794,125
Total Common Stock (Cost $950,269,905)		1,022,457,664
PREFERRED STOCK–0.14%
Germany–0.14%
Bayerische Motoren Werke 6.05%	21,446	1,411,848
Total Preferred Stock (Cost $1,547,481)		1,411,848

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.07%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.39%)	757,803	$ 757,803
Total Money Market Fund (Cost $757,803)		757,803

TOTAL INVESTMENTS–99.09% (Cost $952,575,189)	1,024,627,315
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.91%	9,384,433
NET ASSETS APPLICABLE TO 62,569,056 SHARES OUTSTANDING–100.00%	$1,034,011,748

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$15,851,311	$—	$15,851,311
Denmark	—	18,156,210	—	18,156,210
France	—	67,330,721	—	67,330,721
Germany	—	89,412,225	—	89,412,225
Hong Kong	—	78,382,802	—	78,382,802
Italy	—	65,139,417	—	65,139,417
Japan	—	212,897,690	—	212,897,690
Netherlands	—	40,976,134	—	40,976,134
Singapore	—	53,809,567	—	53,809,567
Spain	—	54,993,851	—	54,993,851
Sweden	—	29,130,007	—	29,130,007
Switzerland	—	65,853,019	—	65,853,019
Taiwan	8,435,466	6,295,119	—	14,730,585
United Kingdom	7,901,342	207,892,783	—	215,794,125
Preferred Stock	—	1,411,848	—	1,411,848
Money Market Fund	757,803	—	—	757,803
Total Investments	$17,094,611	$1,007,532,704	$—	$1,024,627,315
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Mondrian International Value Fund–4